Exploration and Evaluation Assets - Disclosure Of Exploration And Evaluation Assets Comprised Of Acquisition Costs (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Exploration and evaluation assets are comprised of acquisition costs [Line Items]
Exploration And Evaluation Assets	$ 13,750	$ 171,709
Castle Mountain [Member]
Exploration and evaluation assets are comprised of acquisition costs [Line Items]
Exploration And Evaluation Assets		133,060
Aurizona [Member]
Exploration and evaluation assets are comprised of acquisition costs [Line Items]
Exploration And Evaluation Assets	$ 13,750	13,750
Elk Gold [member]
Exploration and evaluation assets are comprised of acquisition costs [Line Items]
Exploration And Evaluation Assets		5,000
Solaris [Member]
Exploration and evaluation assets are comprised of acquisition costs [Line Items]
Exploration And Evaluation Assets		$ 19,899